DISPOSITION OF DISCONTINUED OPERATIONS BRALORNE GOLD MINES LTD (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Cash	$ 11,713	$ 9,625
Ploant and equipment	34,846	35,658
Foreign currency translation adjustments	811	$ 663	$ 801
Bralorne Gold Mines Ltd [Member]
Statement [Line Items]
Cash proceeds	6,599
Talisker shares	2,243
Talisker warrants	716
Total proceeds	9,558
Cash	1,495
Other current assets	242
Exploration and evaluation assets	45,613
Ploant and equipment	1,745
Other long-term assets	19
Current portion of finance lease obligations and equipment loans	(175)
Non-current portion of finance lease obligations and equipment loans	(111)
Site restoration obligation	(10,828)
Foreign currency translation adjustments	(42)
Total	37,958
Loss on disposition before selling costs	(28,400)
Selling costs	(490)
Loss on disposition, net	$ (28,890)